DUE TO FORMER DIRECTOR - RELATED PARTY (Details Narrative) - USD ($)		2 Months Ended	3 Months Ended						12 Months Ended
	Jan. 23, 2025	Mar. 05, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Number of shares of common stock issued in exchange on loan		51,000
Conversion price per share		$ 8.58
Value of shares of common stock issued in exchange on loan			$ 18,205	$ 58,279	$ 99,891	$ 195,090	$ 92,057	$ 229,190	$ 773,548	$ 1,387,723
Debt instrument fair value		$ 437,500	437,500
Loss on extinguishment debt conversion			91,169						209,233	369,602
Debt Exchange [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument fair value			375,000
Loss on extinguishment debt conversion			300,605
Former Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties current									29,759	29,630
Loan payable									$ 49,528	$ 49,314
Former Director [Member] | Debt Exchange [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares of common stock issued in exchange on loan	30,000
Settlement of loans for shares of common stock	$ 74,395
Conversion price per share	$ 12.50
Value of shares of common stock issued in exchange on loan	$ 375,000